USD Emerging Markets Sovereign Bond ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	95 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG GLOBAL AGGREGATE INDEX - UNHEDGED USD(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.17%	(2.15%)	0.31%
JPMORGAN EMERGING MARKETS RISK-AWARE BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.68%	1.32%	3.17%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		13.21%	0.81%	2.63%
Performance Inception Date	Jan. 29, 2018
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.05%	(1.49%)	0.43%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.70%	(0.42%)	1.02%